Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2016
Diamond Hill Financial Long-Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Financial Long-Short Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Financial Long-Short Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 44 of the fund’s prospectus and the Shares of the Funds section on page 28 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund's assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund's net assets.

		Once a stock is purchased or sold short, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies a stock that it believes offers a better investment opportunity.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Sector Risk  Because the fund's portfolio is concentrated in the financial services industry, it is subject to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire sector. This may cause the fund's net asset value to fluctuate more than that of a fund that does not concentrate in a particular industry.

Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Short Sale Risk  The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund's losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

		Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund's exposure to domestic stock market movements, capitalization, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund’s secondary benchmark, the 80% Russell 3000 Financials Index/20% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index, is a blended index representing a 80% weighting of the Russell 3000 Financials Index as described above, and a 20% weighting of the BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q '09, +41.97% Worst Quarter: 1Q '09, –29.06%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/15
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.

		Class I performance has been adjusted to reflect differences in sales charges between classes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and will vary from the after-tax returns for the other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class A shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Historical performance for Class I shares prior to its inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges between classes.

The Russell 3000 Financials Index is a subset of the Russell 3000 Index that measures the performance of the securities classified in the financial services sector of the U.S. equity market. The Russell 3000 Index is a market-capitalization weighted index measuring performance of the 3,000 largest U.S. companies based on total market capitalization.

The Fund’s secondary benchmark, the 80% Russell 3000 Financials Index/20% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index, is a blended index representing a 80% weighting of the Russell 3000 Financials Index as described above, and a 20% weighting of the BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

		You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Diamond Hill Financial Long-Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses - Administration fees	rr_Component1OtherExpensesOverAssets	0.24%
Other expenses - Dividend expenses and fees on short sales	rr_Component2OtherExpensesOverAssets	0.36%
Total other expenses	rr_OtherExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
1 Year	rr_ExpenseExampleYear01	$ 679
3 Years	rr_ExpenseExampleYear03	1,053
5 Years	rr_ExpenseExampleYear05	1,451
10 Years	rr_ExpenseExampleYear10	2,561
1 Year	rr_ExpenseExampleNoRedemptionYear01	679
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,053
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,451
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,561
One Year	rr_AverageAnnualReturnYear01	(9.43%)
Five Year	rr_AverageAnnualReturnYear05	8.02%
Ten Year	rr_AverageAnnualReturnYear10	1.30%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1997
Diamond Hill Financial Long-Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses - Administration fees	rr_Component1OtherExpensesOverAssets	0.24%
Other expenses - Dividend expenses and fees on short sales	rr_Component2OtherExpensesOverAssets	0.36%
Total other expenses	rr_OtherExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.60%
1 Year	rr_ExpenseExampleYear01	$ 363
3 Years	rr_ExpenseExampleYear03	808
5 Years	rr_ExpenseExampleYear05	1,380
10 Years	rr_ExpenseExampleYear10	2,934
1 Year	rr_ExpenseExampleNoRedemptionYear01	263
3 Years	rr_ExpenseExampleNoRedemptionYear03	808
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,380
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,934
One Year	rr_AverageAnnualReturnYear01	(6.31%)
Five Year	rr_AverageAnnualReturnYear05	8.33%
Ten Year	rr_AverageAnnualReturnYear10	1.04%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun. 03, 1999
Diamond Hill Financial Long-Short Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses - Administration fees	rr_Component1OtherExpensesOverAssets	0.20%
Other expenses - Dividend expenses and fees on short sales	rr_Component2OtherExpensesOverAssets	0.36%
Total other expenses	rr_OtherExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
1 Year	rr_ExpenseExampleYear01	$ 159
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	850
10 Years	rr_ExpenseExampleYear10	1,856
1 Year	rr_ExpenseExampleNoRedemptionYear01	159
3 Years	rr_ExpenseExampleNoRedemptionYear03	493
5 Years	rr_ExpenseExampleNoRedemptionYear05	850
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,856
2006	rr_AnnualReturn2006	16.35%
2007	rr_AnnualReturn2007	(16.61%)
2008	rr_AnnualReturn2008	(44.79%)
2009	rr_AnnualReturn2009	25.31%
2010	rr_AnnualReturn2010	17.29%
2011	rr_AnnualReturn2011	(13.21%)
2012	rr_AnnualReturn2012	26.94%
2013	rr_AnnualReturn2013	37.33%
2014	rr_AnnualReturn2014	8.42%
2015	rr_AnnualReturn2015	(4.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.06%)
One Year	rr_AverageAnnualReturnYear01	(4.40%)
Five Year	rr_AverageAnnualReturnYear05	9.42%
Ten Year	rr_AverageAnnualReturnYear10	2.13%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2006
Diamond Hill Financial Long-Short Fund | After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.55%)
Five Year	rr_AverageAnnualReturnYear05	9.32%
Ten Year	rr_AverageAnnualReturnYear10	1.72%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2006
Diamond Hill Financial Long-Short Fund | After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.37%)
Five Year	rr_AverageAnnualReturnYear05	7.47%
Ten Year	rr_AverageAnnualReturnYear10	1.61%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2006
Diamond Hill Financial Long-Short Fund | Russell 3000 Financials Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.68%
Five Year	rr_AverageAnnualReturnYear05	11.48%
Ten Year	rr_AverageAnnualReturnYear10	1.53%
Diamond Hill Financial Long-Short Fund | 80% Russell 3000 Financials Index/20% BofA Merrill Lynch US T-Bill 0-3 Month Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.68%
Five Year	rr_AverageAnnualReturnYear05	9.28%
Ten Year	rr_AverageAnnualReturnYear10	1.87%